Prepaid expenses and other current assets (Tables)	6 Months Ended
Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	At June 30,	At December 31,
	2024	2023
(in Euros)	(Unaudited)
Value added tax (VAT)	€420,366	€1,170,634
Research and development tax credit	766,680	833,000
Advances payments to suppliers	34,439	34,108
Other current assets	247,946	64,664
Other prepaids	193,866	378,148
Total	€1,663,297	€2,480,554